INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥) item		Dec. 31, 2014 CNY (¥) shares		Dec. 31, 2016 CNY (¥) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY (¥) item
Short-term investments
Time deposits	$ 52,067		¥ 29,234				¥ 361,499
Interest income, net	1,121	¥ 7,783	14,550	[1]	¥ 28,221	[1]
Long-term investments
Cost method investments	125,269		653,740				869,741
Equity method investments	14,412		124,708	[2]			100,063
Available-for-sale debt security	1,059						7,353
Available-for-sale equity security			46,373
Total	140,740		824,821				977,157
Cost method investment
Impairment loss of cost method investment	18,668	129,616	6,031		0
Dividends received from a cost method investee	18	123	700		0
Income from cost method investment	104	721	0		0
Equity method investments
Equity method investments	14,412		124,708	[2]			¥ 100,063
Consideration paid for equity method investments	942	6,542	107,131	[3]	58,092	[3]
Impairment loss	1,650	11,453	2,806		472
Losses from equity method investments	$ 1,637	11,363	¥ 12,144	[1],[3]	6,064	[1],[3]
Number of equity method investments meeting subsidiary criteria | item	0		0				0	0	0
Balance sheet data:
Current assets	$ 29,724		¥ 224,443				¥ 206,376
Non-current assets	35,051		179,835				243,356
Current liabilities	8,185		33,818				56,828
Non-current liabilities	32						223
Operating data:
Revenues	13,588	94,343	45,797		28,900
Gross profit	9,376	65,097	21,444		26,582
Operating loss	(7,270)	(50,475)	(39,325)		(15,855)
Net loss	(5,789)	(40,192)	(32,562)		(12,765)
Available-for-sale equity security
Realized gain on disposal of available-for-sale equity securities	3,505	24,338	(202)	[3]	1,967	[3]
Available fors sale equity security, impairment loss		0	25,891		0
NDP Media Corp
Cost method investment
Cost method investment ownership percentage								4.00%	4.00%
Equity Securities
Short-term investments
Impairment loss of available-for-sale equity security		¥ 0	0		8,664
Eleven internet companies
Cost method investment
Investment in cost method investment			¥ 72,800
Number of equity interests acquired | item			11
Third party mobile app developer
Cost method investment
Investment in cost method investment	$ 18,786		¥ 171,531				¥ 130,432
Cost method investment ownership percentage	2.80%		2.80%				2.80%
NDP Media Corp
Cost method investment
Investment in cost method investment									¥ 120,000
Dianjing
Equity method investments
Equity interest ownership percentage			51.73%
Consideration paid for equity method investments			¥ 45,000
Eight internet companies and three limited partnerships
Equity method investments
Consideration paid for equity method investments			¥ 65,317
Eight internet companies and three limited partnerships | Minimum
Equity method investments
Equity interest ownership percentage			5.00%
Eight internet companies and three limited partnerships | Maximum
Equity method investments
Equity interest ownership percentage			50.00%
Eight internet companies
Equity method investments
Number of investments | item	8	8
Three limited partnerships
Equity method investments
Number of investments | item	3	3
Internet company and a limited partnership
Equity method investments
Consideration paid for equity method investments					¥ 3,000
One internet company
Equity method investments
Ownership interest acquired (as a percent)					34.00%
A limited partnership
Equity method investments
Ownership interest acquired (as a percent)					6.70%
Moxiu Technology
Equity method investments
Ownership interest acquired (as a percent)					50.50%
Consideration paid for equity method investments					¥ 50,000
Third party mobile advertising software provider
Cost method investment
Investment in cost method investment			¥ 122,896
Cost method investment ownership percentage			9.60%
Third party e-commerce company
Cost method investment
Investment in cost method investment			¥ 107,452
Cost method investment ownership percentage			35.00%
Third party mobile technique provider
Cost method investment
Investment in cost method investment	$ 11,522						¥ 80,000
Cost method investment ownership percentage	4.60%						4.60%
12 internet companies
Cost method investment
Investment in cost method investment	$ 13,558						¥ 94,133
Number of equity interests acquired | item	12	12
Series A Preferred Stock | NDP Media Corp
Cost method investment
Investment in cost method investment | $								$ 5,000
Cost method investment shares purchased (in shares) | shares					500,000
Short-term investments
Short-term investments
Interest income, net	$ 945	¥ 6,563	¥ 9,877		¥ 15,901
Equity method investments
Deemed disposal gain on equity method investments		0	30,857		0
Available-for-sale equity security
Realized gain on disposal of available-for-sale equity securities	4,411	30,625	13,626		0
Short-term investments | Other income
Available-for-sale equity security
Realized gain on disposal of available-for-sale equity securities		0	(202)		1,967
Long-term investments
Available-for-sale equity security
Realized gain on disposal of available-for-sale equity securities	3,505	24,338
Cheetah
Short-term investments
Interest income, net	(463)	(3,213)	7,169		¥ 20,908
Long-term investments
Equity method investments	837		5,802				5,814
Equity method investments
Equity method investments	837		5,802				¥ 5,814
Consideration paid for equity method investments	472	3,277
Losses from equity method investments	$ 51	¥ 352	¥ 42

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[2]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)